Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 242,437	$ 36,896	$ 28,503	$ 1,612	$ 309,448
BOSNIA AND HERZEGOVINA
Total		1,512			1,512
BOSNIA AND HERZEGOVINA | Republic of Srpska [Member]
Total		1,512			1,512
BRAZIL
Total		8,259			8,259
BRAZIL | DNPM – National Department of Mineral Production [Member]
Total		7,219			7,219
BRAZIL | State Finance Secretary (SEFAZ - MG) [Member]
Total		1,040			1,040
CANADA
Total	197,397	7,272	2,889	198	207,756
CANADA | Innu Takuaikan Uashat Mak [Member]
Total		7,272			7,272
CANADA | Ministère des Finances du Québec [Member]
Total	86,579		2,721		89,300
CANADA | Ministere des Finances du Québec (Refund) [Member]
Total	(7,600)				(7,600)
CANADA | University of Toronto [Member]
Total					0
CANADA | Receveur général du Canada [Member]
Total	118,318			198	118,516
CANADA | Ville de Fermont [Member]
Total			168		168
CANADA | Government of Alberta [Member]
Total	100				100
LIBERIA
Total	1,244	19,853	5,186	1,414	27,697
LIBERIA | Ministry of Finance /LRA [Member]
Total	1,244	$ 19,853	2,400		23,497
LIBERIA | Ministry of Mines [Member]
Total			1,036		1,036
LIBERIA | Ministry of Public Works [Member]
Total				964	964
LIBERIA | Ministry of Finance and Development Planning [Member]
Total			1,750	$ 450	2,200
MEXICO
Total	10,457		5,091		15,548
MEXICO | Internal Revenue Service (Secretaria de Hacienda) [Member]
Total	10,457				10,457
MEXICO | Ministry of Economy (Secretaria de Economía) [Member]
Total			5,091		5,091
UKRAINE
Total	33,339		15,337		48,676
UKRAINE | Municipality of Kryvyi Rih [Member]
Total			$ 15,337		15,337
UKRAINE | State Fiscal Service (State Budget) [Member]
Total	$ 33,339				$ 33,339